SCOPE OF CONSOLIDATION - Income (Loss) from Investments in Associates, Joint Ventures and Other Investments (Details) - USD ($) $ in Millions					1 Months Ended	12 Months Ended
	Dec. 31, 2020	May 28, 2018	Jan. 27, 2017	Jan. 26, 2017	Jan. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Share in net earnings of equity-accounted companies						$ 430	$ 252	$ 567
Impairment charges						(211)	0	(132)
Gain (loss) on disposal						0	(4)	126
Dividend income						15	99	91
Total						234	347	652
Gain (loss) on disposal						1,460	101	16
EIMP
Disclosure of financial assets [line items]
Gain (loss) on disposal									$ 133
Ownership interest in equity investment sold (in percent)									21.00%
Proceeds from sales of investments							$ 44	44
Steel trading and shipping
Disclosure of financial assets [line items]
Gain (loss) on disposal								142
Steel trading and shipping | Disposal group, disposed of by sale, not discontinued operations
Disclosure of financial assets [line items]
Impairment charges		$ (132)						$ (132)
DHS Group
Disclosure of financial assets [line items]
Impairment charges	$ (211)					$ (211)
Proportion of ownership interest in associate (in percent)						33.43%	33.43%	33.43%
China Oriental
Disclosure of financial assets [line items]
Gain (loss) on disposal			$ (67)		$ (20)			$ (12)
Proportion of ownership interest in associate (in percent)			39.02%	46.99%	37.02%	37.02%	37.02%	37.02%	39.02%